UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22912
BNY Mellon Investment Funds II, Inc.
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
10/31
Date of reporting period:
10/31/24
ITEM 1 - Reports to Stockholders
BNY Mellon Global Emerging Markets Fund
ANNUAL
SHAREHOLDER
REPORT
October 31, 2024
Class A – DGEAX
This annual shareholder report contains important information about BNY Mellon Global Emerging Markets Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A *	$ 137	1.25%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last
year
?
  For the 12-month period ended October 31, 2024, the Fund’s Class A shares returned 18.45%.
  In comparison, the MSCI Emerging Markets Index (the “Index”) returned 25.32% for the same period.
What affected the Fund’s performance?
  Easing U.S. monetary policy and the surprise announcement by China’s policymakers of a major stimulus package helped drive strong market returns over the period.
  On a sector basis, in a weak oil-price environment, the Fund’s relative performance benefited most from its zero weighting in energy. Stock selection in industrials and materials also contributed positively.
  On a country basis, the Fund benefited most notably from positions in a U.S.-listed wafer-fabrication equipment supplier and a leading, Latin American e-commerce marketplace operator.
  On a sector basis, financials detracted most from relative performance, largely due to the Fund’s insurance holdings, with consumer staples representing another area of weakness.
  On a country basis, stock selection in China and Hong Kong, most notably in the consumer discretionary sector, detracted most, followed by overweight exposure to the lagging Mexico market.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from November 1 , 2014 through October 31, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in the MSCI Emerging Markets Index (the “Index”) on 10/31/2014. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	11.62%	6.18%	4.14%
without Sales Charge	18.45%	7.45%	4.76%
MSCI Emerging Markets Index	25.32%	3.93%	3.43%
The performance data quoted represent past performance, which is no guarantee of future results
. For more current information visit
bny.com/investments/literaturecenter
..
KEY FUND STATISTICS (AS OF 10/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 406	49	$ 3,234,229	62.14%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 10/31/24 )
Top Ten Holdings (Based on Net Assets)
*
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

India
24.4%
China
23.0%
Taiwan
22.0%
Brazil
6.9%
Uruguay
5.4%
Mexico
3.6%
Indonesia
3.1%
United States
3.1%
South Korea
2.5%
Peru
2.1%
Hong Kong
1.8%
Japan
1.5%
South Africa
1.4%
Net Other Assets and Liabilities
-0.8%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit
bny.com/investments/literaturecenter
.

© 2024
BNY Mellon Securities Corporation
, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6243AR1024

BNY Mellon Global Emerging Markets Fund
ANNUAL
SHAREHOLDER
REPORT
October 31, 2024
Class C – DGECX
This annual shareholder report contains important information about BNY Mellon Global Emerging Markets Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C *	$ 218	2.00%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last
year
?
  For the 12-month period ended October 31, 2024, the Fund’s Class C shares returned 17.59%.
  In comparison, the MSCI Emerging Markets Index (the “Index”) returned 25.32% for the same period.
What affected the Fund’s performance?
  Easing U.S. monetary policy and the surprise announcement by China’s policymakers of a major stimulus package helped drive strong market returns over the period.
  On a sector basis, in a weak oil-price environment, the Fund’s relative performance benefited most from its zero weighting in energy. Stock selection in industrials and materials also contributed positively.
  On a country basis, the Fund benefited most notably from positions in a U.S.-listed wafer-fabrication equipment supplier and a leading, Latin American e-commerce marketplace operator.
  On a sector basis, financials detracted most from relative performance, largely due to the Fund’s insurance holdings, with consumer staples representing another area of weakness.
  On a country basis, stock selection in China and Hong Kong, most notably in the consumer discretionary sector, detracted most, followed by overweight exposure to the lagging Mexico market.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from November 1 , 2014 through October 31, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in the MSCI Emerging Markets Index (the “Index”) on 10/31/2014. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	16.59%	*	6.65%	3.97%
without Deferred Sales Charge	17.59%		6.65%	3.97%
MSCI Emerging Markets Index	25.32%		3.93%	3.43%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
The performance data quoted represent past
performance
, which is no guarantee of future results.
For more current information visit
bny.com/investments/literaturecenter
.
KEY FUND STATISTICS (AS OF 10/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 406	49	$ 3,234,229	62.14%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 10/31/24 )
Top Ten Holdings (Based on Net Assets)
*
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit
bny.com/investments/literaturecenter
.

© 2024
BNY Mellon Securities Corporation
, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6244AR1024

BNY Mellon Global Emerging Markets Fund
ANNUAL
SHAREHOLDER
REPORT
October 31, 2024
Class I – DGIEX
This annual shareholder report contains important information about BNY Mellon Global Emerging Markets Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I *	$ 109	1.00%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last
year
?
  For the 12-month period ended October 31, 2024, the Fund’s Class I shares returned 18.79%.
  In comparison, the MSCI Emerging Markets Index (the “Index”) returned 25.32% for the same period.
What affected the Fund’s performance?
  Easing U.S. monetary policy and the surprise announcement by China’s policymakers of a major stimulus package helped drive strong market returns over the period.
  On a sector basis, in a weak oil-price environment, the Fund’s relative performance benefited most from its zero weighting in energy. Stock selection in industrials and materials also contributed positively.
  On a country basis, the Fund benefited most notably from positions in a U.S.-listed wafer-fabrication equipment supplier and a leading, Latin American e-commerce marketplace operator.
  On a sector basis, financials detracted most from relative performance, largely due to the Fund’s insurance holdings, with consumer staples representing another area of weakness.
  On a country basis, stock selection in China and Hong Kong, most notably in the consumer discretionary sector, detracted most, followed by overweight exposure to the lagging Mexico market.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from November 1 , 2014 through October 31, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in the MSCI Emerging Markets Index (the “Index”) on 10/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24 )
Share Class	1YR	5YR	10YR
Class I	18.79%	7.72%	5.01%
MSCI Emerging Markets Index	25.32%	3.93%	3.43%
The performance data quoted represent past performance, which is no guarantee of future results.
For more current information visit
bny.com/
investments
/literaturecenter
.
KEY FUND STATISTICS (AS OF 10/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 406	49	$ 3,234,229	62.14%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 10/31/24 )
Top Ten Holdings (Based on Net Assets)
*
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit
bny.com/investments/literaturecenter
.

© 2024
BNY Mellon Securities Corporation
, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6245AR1024

BNY Mellon Global Emerging Markets Fund
ANNUAL
SHAREHOLDER
REPORT
October 31, 2024
Class Y – DGEYX
This annual shareholder report contains important information about BNY Mellon Global Emerging Markets Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$ 106	0.97%
How did the Fund perform last
year
?
  For the 12-month period ended October 31, 2024, the Fund’s Class Y shares returned 18.79%.
  In comparison, the MSCI Emerging Markets Index (the “Index”) returned 25.32% for the same period.
What affected the Fund’s performance?
  Easing U.S. monetary policy and the surprise announcement by China’s policymakers of a major stimulus package helped drive strong market returns over the period.
  On a sector basis, in a weak oil-price environment, the Fund’s relative performance benefited most from its zero weighting in energy. Stock selection in industrials and materials also contributed positively.
  On a country basis, the Fund benefited most notably from positions in a U.S.-listed wafer-fabrication equipment supplier and a leading, Latin American e-commerce marketplace operator.
  On a sector basis, financials detracted most from relative performance, largely due to the Fund’s insurance holdings, with consumer staples representing another area of weakness.
  On a country basis, stock selection in China and Hong Kong, most notably in the consumer discretionary sector, detracted most, followed by overweight exposure to the lagging Mexico market.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from November 1 , 2014 through October 31, 2024
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in the MSCI Emerging Markets Index (the “Index”) on 10/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24 )
Share Class	1YR	5YR	10YR
Class Y	18.79%	7.79%	5.07%
MSCI Emerging Markets Index	25.32%	3.93%	3.43%
The performance data quoted represent past performance, which is no guarantee of future results
.
For more current information visit
bny.com/investments/literaturecenter
.
KEY FUND STATISTICS (AS OF 10/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 406	49	$ 3,234,229	62.14%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 10/31/24 )
Top Ten Holdings (Based on Net Assets)
*
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit
bny.com/investments/literaturecenter
.

© 2024
BNY Mellon Securities Corporation
, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0916AR1024

BNY Mellon Yield Enhancement Strategy Fund
ANNUAL
SHAREHOLDER
REPORT
October 31, 2024
Class A – DABMX
This annual shareholder report contains important information about BNY Mellon Yield Enhancement Strategy Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 73	0.69%
How did the Fund perform last
year
?
  For the 12-month period ended October 31, 2024, the Fund’s Class A shares returned 12.16%.
  In comparison, the Lipper Alternative Credit Focus Funds Index (the “Index”) returned 11.18% for the same period.
What affected the Fund’s performance?
  Alternative
  credi
  t strategies, as represented by the Lipper Alternative Credit Focus Funds Index, gained ground, with low-quality bonds outperforming high-quality, and fixed-rate, high yield outperforming floating-rate.
  The Fund’s performance relative to the Index benefited significantly from manager selection, with all underlying funds contributing positively.
  Municipal bonds contributed most to performance due to a large allocation. While emerging market debt also outperformed, the contribution was muted by a smaller allocation.
  No positions significantly detracted from the Fund’s relative performance during the reporting period.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from November 1 , 2014 through October 31, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Aggregate Bond Index (a broad-based index) and Lipper Alternative Credit Focus Funds Index on 10/31/2014. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 4.50%	7.07%	1.29%	2.30%
without Sales Charge	12.16%	2.22%	2.77%
Bloomberg U.S. Aggregate Bond Index (broad-based index)*	10.55%	-0.23%	1.49%
Lipper Alternative Credit Focus Funds Index	11.18%	2.04%	2.07%
*
In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of October 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results.
For more current information visit
bny.com/investments/literaturecenter
.
KEY FUND STATISTICS (AS OF 10/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 238	6	$ 0	35.00%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 10/31/24 )
Allocation of Holdings (Based on Net Assets)

Domestic Fixed Income
46.5%
Municipal Bond
29.8%
Foreign Fixed Income
22.5%
Net Other Assets and Liabilities
1.2%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit
bny.com/investments/literaturecenter
.

© 2024
BNY Mellon Securities Corporation
, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6327AR1024

BNY Mellon Yield Enhancement Strategy Fund
ANNUAL
SHAREHOLDER
REPORT
October 31, 2024
Class C – DABLX
This annual shareholder report contains important information about BNY Mellon Yield Enhancement Strategy Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 134	1.27%
How did the Fund perform last year ?
  For the 12-month period ended October 31, 2024, the Fund’s Class C shares returned 11.61%.
  In comparison, the Lipper Alternative Credit Focus Funds Index (the “Index”) returned 11.18%
  for
  the same period.
What affected the Fund’s performance?
  Alternative credit strategies, as repre
  sent
  ed by the Lipper Alternative Credit Focus Funds Index, gained ground, with low-quality bonds outperforming high-quality, and fixed-rate, high yield outperforming floating-rate.
  The Fund’s performance relative to the Index benefited significantly from manager selection, with all underlying funds contributing positively.
  Municipal bonds contributed most to performance due to a large allocation. While emerging market debt also outperformed, the contribution was muted by a smaller allocation.
  No positions significantly detracted from the Fund’s relative performance during the reporting period.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from November 1 , 2014 through October 31, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Aggregate Bond Index (a broad-based index) and Lipper Alternative Credit Focus Funds Index on 10/31/2014. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges
, fees and other
expenses
. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	10.61%	**	1.62%	2.08%
without Deferred Sales Charge	11.61%		1.62%	2.08%
Bloomberg U.S. Aggregate Bond Index (broad-based index)*	10.55%		-0.23%	1.49%
Lipper Alternative Credit Focus Funds Index	11.18%		2.04%	2.07%
*
In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of October 31, 2024.

**	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
The performance data quoted represent past performance, which is no guarantee of future results
. For more current information visit
bny.com/investments/literaturecenter
.
KEY FUND STATISTICS (AS OF 10/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 238	6	$ 0	35.00%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 10/31/24 )
Allocation of Holdings (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit
bny.com/investments/literaturecenter
.

© 2024
BNY Mellon Securities Corporation
, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6328AR1024

BNY Mellon Yield Enhancement Strategy Fund
ANNUAL
SHAREHOLDER
REPORT
October 31, 2024
Class I – DABKX
This annual shareholder report contains important information about BNY Mellon Yield Enhancement Strategy Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 16	0.15%
How did the Fund perform last year ?
  For the 12-month period ended October 31, 2024, the Fund’s Class I shares returned 12.82%.
  In comparison, the Lipper Alternative Credit Focus Funds Index (the “Index”) returned 11.18% for the same period.
What affected the Fund’s performance?
  Alternative cr
  ed
  it strategies, as represented by the Lipper Alternative Credit Focus Funds Index, gained ground, with low-quality bonds outperforming high-quality, and fixed-rate, high yield outperforming floating-rate.
  The Fund’s performance relative to the Index benefited significantly from manager selection, with all underlying funds contributing positively.
  Municipal bonds contributed most to performance due to a large allocation. While emerging market debt also outperformed, the contribution was muted by a smaller allocation.
  No positions significantly detracted from the Fund’s relative performance during the reporting period.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from November 1 , 2014 through October 31, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Aggregate Bond Index (a broad-based index) and Lipper Alternative Credit Focus Funds Index on 10/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24 )
Share Class	1YR	5YR	10YR
Class I	12.82%	2.71%	3.17%
Blo omb erg U.S. Aggregate Bond Index (broad-based index)*	10.55%	-0.23%	1.49%
Lipper Alternative Credit Focus Funds Index	11.18%	2.04%	2.07%
*
In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of October 31, 2024.

The perfo
rm
ance data quoted represent past perfor
man
ce, which is no guarantee of future results. For more current information visit
bny.com/investments/literaturecenter
.
KEY FUND STATISTICS (AS OF 10/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 238	6	$ 0	35.00%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfo
lio
Holdings (as of 10/31/24 )
Allocation of Holdings (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit
bny.com/investments/literaturecenter
.

© 2024
BNY Mellon Securities Corporation
, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6329AR1024

BNY Mellon Yield Enhancement Strategy Fund
ANNUAL
SHAREHOLDER
REPORT
October 31, 2024
Class Y – DABJX
This annual shareholder report contains important information about BNY Mellon Yield Enhancement Strategy Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$ 11	0.10%
How did the Fund perform last year ?
  For the 12-month period ended October 31, 2024, the Fund’s Class Y shares returned 12.88%.
  In comparison, the Lipper Alternative Credit Focus Funds Index (the “Index”) returned 11.18% for the same period.
What affected the Fund’s performance?
  Alternative credit st
  rateg
  ies, as represented by the Lipper Alternative Credit Focus Funds Index, gained ground, with low-quality bonds outperforming high-quality, and fixed-rate, high yield outperforming floating-rate.
  The Fund’s performance relative to the Index benefited significantly from manager selection, with all underlying funds contributing positively.
  Municipal bonds contributed most to performance due to a large allocation. While emerging market debt also outperformed, the contribution was muted by a smaller allocation.
  No positions significantly detracted from the F
  un
  d’s relative performance during the reporting period.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from November 1 , 2014 through October 31, 2024
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in each of the Bloomberg U.S. Aggregate Bond Index (a broad-based index) and Lipper Alternative Credit Focus Funds Index on 10/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to c harge
s, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24 )
Share Class	1YR	5YR	10YR
Class Y	12.88%	2.76%	3.23%
Bloomberg U.S. Aggregate Bond I ndex (broad-based index)*	10.55%	-0.23%	1.49%
Lipper Alternative Credit Focus Funds Index	11.18%	2.04%	2.07%
*
In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of October 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results.
For more current information visit
bny.com/investments/literaturecenter
.
KEY FUND ST
ATIST
ICS (AS OF 10/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 238	6	$ 0	35.00%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
Port
foli
o Holdings (as of 10/31/24 )
Allocation of Holdings (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit
bny.com/investments/literaturecenter
.

© 2024
BNY Mellon Securities Corporation
, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0067AR1024

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Bradley J. Skapyak, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. Skapyak is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $68,800 in 2023 and $70,400 in 2024.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $11,400 in 2023 and $11,800 in 2024. These services consisted of security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2023 and $0 in 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $0 in 2023 and $0 in 2024. These services consisted of U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2023 and $0 in 2024.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2023 and $0 in 2024.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2023 and $0 in 2024.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $4,074,591 in 2023 and $5,102,266 in 2024.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Global Emerging Markets Fund
ANNUAL FINANCIALS AND OTHER INFORMATION
October 31, 2024

Class	Ticker
A	DGEAX
C	DGECX
I	DGIEX
Y	DGEYX

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information. Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Global Emerging Markets Fund
Statement of Investments
October 31, 2024

Description	Shares	Value ($)
Common Stocks — 97.7%
Brazil — 6.9%
Raia Drogasil SA	1,773,379	7,500,409
TOTVS SA	1,622,549	8,375,316
WEG SA	867,865	8,163,867
XP, Inc., Cl. A	226,648	3,957,274
		27,996,866
China — 23.0%
ANTA Sports Products Ltd.	825,400	8,817,034
Contemporary Amperex Technology Co. Ltd., Cl. A	249,900	8,642,113
Kanzhun Ltd., ADR	195,578	2,845,660
Midea Group Co. Ltd., Cl. A	1,129,000	11,335,230
NARI Technology Co. Ltd., Cl. A	2,373,915	8,661,447
NetEase, Inc.	555,600	8,913,248
Proya Cosmetics Co. Ltd., Cl. A	415,900	5,598,924
Sungrow Power Supply Co. Ltd., Cl. A	307,280	3,914,781
Tencent Holdings Ltd.	434,068	22,583,603
Trip.com Group Ltd. (a)	185,450	11,964,726
		93,276,766
Hong Kong — 1.8%
AIA Group Ltd.	943,200	7,505,230
India — 24.4%
Avenue Supermarts Ltd. (a),(b)	81,863	3,818,223
HDFC Bank Ltd.	602,277	12,377,304
HDFC Life Insurance Co. Ltd. (b)	705,846	6,039,177
ICICI Bank Ltd.	731,803	11,188,021
Info Edge India Ltd.	90,870	8,023,928
Mahindra & Mahindra Ltd.	338,092	10,894,806
MakeMyTrip Ltd. (a)	63,749	6,469,886
Marico Ltd.	758,418	5,763,791
Sona Blw Precision Forgings Ltd. (b)	649,402	5,268,430
Tata Consultancy Services Ltd.	159,484	7,485,863
Titan Co. Ltd.	199,509	7,744,751
Tube Investments of India Ltd.	131,143	6,978,172
Zomato Ltd. (a)	2,470,398	7,093,824
		99,146,176
Indonesia — 3.1%
Bank Mandiri Persero Tbk PT	17,320,700	7,386,257
Bank Rakyat Indonesia Persero Tbk PT	17,566,300	5,368,850
		12,755,107
Japan — 1.5%
Unicharm Corp.	194,800	6,240,811
Mexico — 3.6%
Banco del Bajio SA (b)	1,467,041	3,253,085
Qualitas Controladora SAB de CV	556,540	3,867,508
Wal-Mart de Mexico SAB de CV	2,683,187	7,408,785
		14,529,378
Peru — 2.1%
Credicorp Ltd.	45,367	8,353,426

Statement of Investments (continued)
Description	Shares	Value ($)
Common Stocks — 97.7% (continued)
Philippines — .0%
GT Capital Holdings, Inc.	1	12
South Africa — 1.4%
Clicks Group Ltd.	275,362	5,872,038
South Korea — 2.5%
SK Hynix, Inc.	76,777	10,031,560
Taiwan — 22.0%
Advantech Co. Ltd.	749,000	7,280,108
ASE Technology Holding Co. Ltd.	1,174,000	5,626,980
Chailease Holding Co. Ltd.	896,139	4,204,035
Chroma ATE, Inc.	728,000	9,110,745
Delta Electronics, Inc.	763,000	9,403,639
MediaTek, Inc.	319,000	12,486,901
Sinbon Electronics Co. Ltd.	699,000	5,703,515
Taiwan Semiconductor Manufacturing Co. Ltd.	1,128,000	35,471,439
		89,287,362
Uruguay — 5.4%
Globant SA (a),(c)	34,816	7,307,530
MercadoLibre, Inc. (a)	7,145	14,555,651
		21,863,181
Total Common Stocks (cost $308,963,913)		396,857,913

	1-Day Yield (%)
Investment Companies — 3.1%
Registered Investment Companies — 3.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $12,529,584)	4.95	12,529,584	12,529,584
Total Investments (cost $321,493,497)		100.8%	409,387,497
Liabilities, Less Cash and Receivables		(.8%)	(3,439,897)
Net Assets		100.0%	405,947,600

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2024, these securities amounted to $18,378,915 or 4.5% of net assets.

(c)
Security, or portion thereof, on loan. At October 31, 2024, the value of the fund’s securities on loan was $1,679,120 and the value of the collateral was
$1,740,475, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 10/31/2023	Purchases ($)†	Sales ($)	Value ($) 10/31/2024	Dividends/ Distributions ($)
Registered Investment Companies - 3.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 3.1%	4,443,104	218,280,006	(210,193,526)	12,529,584	475,692

Affiliated Issuers
Description	Value ($) 10/31/2023	Purchases ($)†	Sales ($)	Value ($) 10/31/2024	Dividends/ Distributions ($)
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	-	545,240	(545,240)	-	5,941††
Total - 3.1%	4,443,104	218,825,246	(210,738,766)	12,529,584	481,633

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2024
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $1,679,120)—Note 1(c):
Unaffiliated issuers	308,963,913	396,857,913
Affiliated issuers	12,529,584	12,529,584
Cash denominated in foreign currency	7	6
Receivable for shares of Common Stock subscribed		325,616
Dividends and securities lending income receivable		144,243
Tax reclaim receivable—Note 1(b)		1,779
Prepaid expenses		31,079
		409,890,220
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		413,654
Payable for foreign tax on capital gains—Note 1(b)		2,685,969
Payable for shares of Common Stock redeemed		699,070
Directors’ fees and expenses payable		11,776
Other accrued expenses		132,151
		3,942,620
Net Assets ($)		405,947,600
Composition of Net Assets ($):
Paid-in capital		376,853,149
Total distributable earnings (loss)		29,094,451
Net Assets ($)		405,947,600

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	12,593,705	2,906,888	295,996,257	94,450,750
Shares Outstanding	595,766	145,416	13,853,707	4,396,898
Net Asset Value Per Share ($)	21.14	19.99	21.37	21.48
See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended October 31, 2024

Investment Income ($):
Income:
Cash dividends (net of $952,655 foreign taxes withheld at source):
Unaffiliated issuers	6,890,210
Affiliated issuers	475,692
Income from securities lending—Note 1(c)	5,941
Interest	4,615
Total Income	7,376,458
Expenses:
Management fee—Note 3(a)	3,234,229
Custodian fees—Note 3(c)	467,831
Shareholder servicing costs—Note 3(c)	397,532
Professional fees	182,018
Registration fees	90,558
Prospectus and shareholders’ reports	62,676
Directors’ fees and expenses—Note 3(d)	49,566
Distribution fees—Note 3(b)	22,500
Chief Compliance Officer fees—Note 3(c)	21,849
Loan commitment fees—Note 2	9,575
Interest expense—Note 2	8,053
Miscellaneous	44,615
Total Expenses	4,591,002
Less—reduction in expenses due to undertaking—Note 3(a)	(233,182)
Less—reduction in fees due to earnings credits—Note 3(c)	(1,197)
Net Expenses	4,356,623
Net Investment Income	3,019,835
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(1,227,826)
Net realized gain (loss) on foreign capital gains tax	(2,240,686)
Net Realized Gain (Loss)	(3,468,512)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	77,544,883
Net change in unrealized appreciation (depreciation) on foreign capital gains tax	(1,928,407)
Net Change in Unrealized Appreciation (Depreciation)	75,616,476
Net Realized and Unrealized Gain (Loss) on Investments	72,147,964
Net Increase in Net Assets Resulting from Operations	75,167,799
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2024	2023
Operations ($):
Net investment income	3,019,835	2,122,402
Net realized gain (loss) on investments	(3,468,512)	(30,058,764)
Net change in unrealized appreciation (depreciation) on investments	75,616,476	35,322,930
Net Increase (Decrease) in Net Assets Resulting from Operations	75,167,799	7,386,568
Distributions ($):
Distributions to shareholders:
Class A	(100,735)	-
Class I	(3,047,416)	(531,253)
Class Y	(1,093,363)	(474,449)
Total Distributions	(4,241,514)	(1,005,702)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	2,465,428	7,255,258
Class C	317,895	247,676
Class I	104,699,234	311,871,741
Class Y	10,753,297	24,015,940
Distributions reinvested:
Class A	94,029	-
Class I	3,041,454	530,501
Class Y	234,310	184,100
Cost of shares redeemed:
Class A	(5,060,048)	(3,433,975)
Class C	(864,244)	(886,755)
Class I	(191,592,910)	(128,827,992)
Class Y	(39,214,726)	(89,209,052)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(115,126,281)	121,747,442
Total Increase (Decrease) in Net Assets	(44,199,996)	128,128,308
Net Assets ($):
Beginning of Period	450,147,596	322,019,288
End of Period	405,947,600	450,147,596

	Year Ended October 31,
	2024	2023
Capital Share Transactions (Shares):
Class A(a)
Shares sold	124,670	374,170
Shares issued for distributions reinvested	4,834	-
Shares redeemed	(249,892)	(177,183)
Net Increase (Decrease) in Shares Outstanding	(120,388)	196,987
Class C
Shares sold	16,741	13,664
Shares redeemed	(46,034)	(48,441)
Net Increase (Decrease) in Shares Outstanding	(29,293)	(34,777)
Class I(a)
Shares sold	5,230,211	15,965,493
Shares issued for distributions reinvested	155,018	28,308
Shares redeemed	(9,615,959)	(6,747,746)
Net Increase (Decrease) in Shares Outstanding	(4,230,730)	9,246,055
Class Y(a)
Shares sold	534,701	1,230,711
Shares issued for distributions reinvested	11,882	9,777
Shares redeemed	(1,939,552)	(4,630,948)
Net Increase (Decrease) in Shares Outstanding	(1,392,969)	(3,390,460)

(a)
During the period ended October 31, 2024, 15,102 Class I shares representing $305,717 were exchanged for 15,252 Class A shares and 53,854 Class Y shares representing $1,092,698 were exchanged for 54,145 Class I shares. During the period ended October 31, 2023, 87,011 Class Y shares representing $1,703,335 were exchanged for 87,496 Class I shares and 1,890 Class A shares representing $33,277 were exchanged for 1,871 Class I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended October 31,
Class A Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	17.98	16.97	27.52	22.23	16.25
Investment Operations:
Net investment income (loss)(a)	.09	.03	(.06 )	(.14 )	(.10 )
Net realized and unrealized gain (loss) on investments	3.21	.98	(8.84)	5.48	6.43
Total from Investment Operations	3.30	1.01	(8.90)	5.34	6.33
Distributions:
Dividends from net investment income	(.14 )	-	-	(.05 )	(.35 )
Dividends from net realized gain on investments	-	-	(1.65)	-	-
Total Distributions	(.14 )	-	(1.65)	(.05 )	(.35 )
Net asset value, end of period	21.14	17.98	16.97	27.52	22.23
Total Return (%)(b)	18.45	5.95	(34.11)	24.04	39.62
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.32	1.29	1.30	1.26	1.29
Ratio of net expenses to average net assets	1.25	1.25	1.25	1.25	1.25
Ratio of net investment income (loss) to average net assets	.45	.18	(.26 )	(.51 )	(.54 )
Portfolio Turnover Rate	62.14	44.72	47.66	66.55	51.54
Net Assets, end of period ($ x 1,000)	12,594	12,876	8,810	25,711	8,826

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
See notes to financial statements.

	Year Ended October 31,
Class C Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	17.00	16.17	26.49	21.52	15.73
Investment Operations:
Net investment (loss)(a)	(.06 )	(.09 )	(.20 )	(.35 )	(.22 )
Net realized and unrealized gain (loss) on investments	3.05	.92	(8.47)	5.32	6.23
Total from Investment Operations	2.99	.83	(8.67)	4.97	6.01
Distributions:
Dividends from net investment income	-	-	-	-	(.22 )
Dividends from net realized gain on investments	-	-	(1.65)	-	(.22 )
Total Distributions	-	-	(1.65)	-	-
Net asset value, end of period	19.99	17.00	16.17	26.49	21.52
Total Return (%)(b)	17.59	5.13	(34.60)	23.09	38.61
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.12	2.07	2.06	2.01	2.07
Ratio of net expenses to average net assets	2.00	2.00	2.00	2.00	2.00
Ratio of net investment (loss) to average net assets	(.30 )	(.49 )	(.99 )	(1.33)	(1.26)
Portfolio Turnover Rate	62.14	44.72	47.66	66.55	51.54
Net Assets, end of period ($ x 1,000)	2,907	2,971	3,388	6,578	4,330

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended October 31,
Class I Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	18.17	17.14	27.71	22.35	16.34
Investment Operations:
Net investment income (loss)(a)	.14	.08	(.01 )	(.08 )	(.05 )
Net realized and unrealized gain (loss) on investments	3.25	1.00	(8.91)	5.52	6.46
Total from Investment Operations	3.39	1.08	(8.92)	5.44	6.41
Distributions:
Dividends from net investment income	(.19 )	(.05 )	-	(.08 )	(.40 )
Dividends from net realized gain on investments	-	-	(1.65)	-	-
Total Distributions	(.19 )	(.05 )	(1.65)	(.08 )	(.40 )
Net asset value, end of period	21.37	18.17	17.14	27.71	22.35
Total Return (%)	18.79	6.22	(33.94)	24.37	39.93
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.07	1.05	1.05	.99	1.02
Ratio of net expenses to average net assets	1.00	1.00	1.00	.99	1.00
Ratio of net investment income (loss) to average net assets	.71	.43	(.03 )	(.28 )	(.27 )
Portfolio Turnover Rate	62.14	44.72	47.66	66.55	51.54
Net Assets, end of period ($ x 1,000)	295,996	328,508	151,527	227,678	76,571

(a)	Based on average shares outstanding.
See notes to financial statements.

	Year Ended October 31,
Class Y Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	18.27	17.24	27.85	22.45	16.40
Investment Operations:
Net investment income (loss)(a)	.15	.11	(.02 )	(.06 )	(.03 )
Net realized and unrealized gain (loss) on investments	3.26	.98	(8.98)	5.55	6.48
Total from Investment Operations	3.41	1.09	(8.96)	5.49	6.45
Distributions:
Dividends from net investment income	(.20 )	(.06 )	-	(.09 )	(.40 )
Dividends from net realized gain on investments	-	-	(1.65)	-	-
Total Distributions	(.20 )	(.06 )	(1.65)	(.09 )	(.40 )
Net asset value, end of period	21.48	18.27	17.24	27.85	22.45
Total Return (%)	18.79	6.31	(33.91)	24.48	40.07
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.97	.92	.93	.90	.93
Ratio of net expenses to average net assets	.97	.92	.93	.90	.93
Ratio of net investment income (loss) to average net assets	.74	.59	.09	(.22 )	(.19 )
Portfolio Turnover Rate	62.14	44.72	47.66	66.55	51.54
Net Assets, end of period ($ x 1,000)	94,451	105,793	158,295	374,690	290,661

(a)	Based on average shares outstanding.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon Global Emerging Markets Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds II, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek long-term capital appreciation. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management Limited (the “Sub-Adviser” or “NIM”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIM has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management North America, LLC (“NIMNA”), which enables NIMNA to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIMNA is subject to the supervision of NIM and the Adviser. NIMNA is also an affiliate of the Adviser. NIMNA’s principal office is located at BNY Mellon Center, 201 Washington Street, Boston, MA 02108. NIMNA is an indirect subsidiary of BNY.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 500 million shares of $.001 par value Common Stock. The fund currently has authorized four classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (100 million shares authorized) and Class Y (200 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to the series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

NOTES TO FINANCIAL STATEMENTS (continued)
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
The following is a summary of the inputs used as of October 31, 2024 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	82,058,397	314,799,516††	—	396,857,913
Investment Companies	12,529,584	—	—	12,529,584

NOTES TO FINANCIAL STATEMENTS (continued)
†	See Statement of Investments for additional detailed categorizations, if any.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of October 31, 2024, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended October 31, 2024, BNY earned $589 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of October 31, 2024, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
	Assets ($)	Liabilities ($)
Securities Lending	1,679,120	-
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities	1,679,120	-

NOTES TO FINANCIAL STATEMENTS (continued)
(continued)	Assets ($)	Liabilities ($)
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(1,679,120)†	-
Net amount	-	-

†
The value of the related collateral received by the fund normally exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement.
In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
Emerging Market Risk: The securities of issuers located or doing substantial business in emerging market countries tend to be more volatile and less liquid than the securities of issuers located in countries with more mature economies. Emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investments in these countries may be subject to political, economic, legal, market and currency risks. Special risks associated with investments in emerging market issuers may include a lack of publicly lack of uniform disclosure, available accounting and recordkeeping reporting and standards and limited investor protections applicable in developed economies. The risks also may include unpredictable political and economic policies, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses and the imposition of sanctions or restrictions on certain investments by other countries, such as the United States.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended October 31, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2024, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended October 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At October 31, 2024, the components of accumulated earnings on a tax basis were as follows: accumulated capital losses $52,170,846 and unrealized appreciation $81,265,297.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

NOTES TO FINANCIAL STATEMENTS (continued)
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2024. The fund has $30,725,444 of short-term capital losses and $21,445,402 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal years ended October 31, 2024 and October 31, 2023 were as follows: ordinary income $4,241,514 and $1,005,702, respectively.
During the period ended October 31, 2024, as a result of permanent book to tax differences, primarily due to the tax treatment for a taxable excess distribution, the fund increased total distributable earnings (loss) by $375,888 and decreased paid-in capital by the same amount. Net assets and net asset value per share were not affected by this reclassification.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.
During the period ended October 31, 2024, the fund was charged $8,053 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended October 31, 2024 was approximately $127,869 with a related weighted average annualized interest rate of 6.30%. As of October 31, 2024, the fund has no outstanding loan balance from either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from November 1, 2023 through March 1, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.00% of the value of the fund’s average daily net assets. On or after March 1, 2025, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $233,182 during the period ended October 31, 2024.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-advisory fee paid by the Adviser to any unaffiliated sub-adviser in the aggregate with other unaffiliated sub-advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.
During the period ended October 31, 2024, the Distributor retained $586 from commissions earned on sales of the fund’s Class A shares and $98 from CDSC fees on redemptions of the fund’s Class C shares.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and

NOTES TO FINANCIAL STATEMENTS (continued)
the basis on which such payments are made. During the period ended October 31, 2024, Class C shares were charged $22,500 pursuant to the Distribution Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2024, Class A and Class C shares were charged $33,344 and $7,500, respectively, pursuant to the Shareholder Services Plan.
Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agent and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2024, the fund was charged $8,414 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $1,197.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2024, the fund was charged $467,831 pursuant to the custody agreement.
During the period ended October 31, 2024, the fund was charged $21,849 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statements of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $268,402, Distribution Plan fees of $1,927, Shareholder Services Plan fees of $3,433, Custodian fees of $160,000, Chief Compliance Officer fees of $1,643 and Transfer Agent fees of $1,482, which are offset against an expense reimbursement currently in effect in the amount of $23,233.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2024, amounted to $263,073,252 and $388,562,810, respectively.
At October 31, 2024, the cost of investments for federal income tax purposes was $325,431,017; accordingly, accumulated net unrealized appreciation on investments was $83,956,480, consisting of $99,509,809 gross unrealized appreciation and $15,553,329 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of BNY Mellon Global Emerging Markets Fund and Board of Directors of BNY Mellon Investment Funds II, Inc.:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Global Emerging Markets Fund (the Fund), a series of BNY Mellon Investment Funds II, Inc., including the statement of investments, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more BNY Mellon Investment Adviser, Inc. investment companies since 1994.
New York, New York
December 20, 2024

IMPORTANT TAX INFORMATION (Unaudited)
For federal tax purposes, the fund elects to provide each shareholder with their portion of the fund’s income sourced from foreign countries and taxes paid from foreign countries. The fund reports the maximum amount allowable but not less than $7,709,825 as income sourced from foreign countries for the fiscal year ended October 31, 2024 in accordance with Section 853(c)(2) of the Internal Revenue Code and also the fund reports the maximum amount allowable but not less than $3,193,341 as taxes paid from foreign countries for the fiscal year ended October 31, 2024 in accordance with Section 853(a) of the Internal Revenue Code. Where required by federal tax rules, shareholders will receive notification of their proportionate share of foreign sourced income and foreign taxes paid for the 2024 calendar year with Form1099-DIV which will be mailed in early 2025. Also the fund reports the maximum amount allowable, but not less than $3,301,318 as ordinary income dividends paid during the fiscal year ended October 31, 2024 as qualified dividend income in accordance with Section 854(b)(1)(B) Section 852(b)(3)(C) of the Internal Revenue Code.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Directors fees paid by the fund are within Item 7. Statement of Operations as Directors’ fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A

© 2024 BNY Mellon Securities Corporation
Code-6243NCSRAR1024

BNY Mellon Yield Enhancement Strategy Fund
ANNUAL FINANCIALS AND OTHER INFORMATION
October 31, 2024

Class	Ticker
A	DABMX
C	DABLX
I	DABKX
Y	DABJX

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information. Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Yield Enhancement Strategy Fund
Statement of Investments
October 31, 2024

Description	Shares	Value ($)
Investment Companies — 98.8%
Domestic Fixed Income — 46.5%
BNY Mellon Corporate Bond Fund, Cl. M (a)	1,718,094	20,977,926
BNY Mellon Floating Rate Income Fund, Cl. Y (a)	5,194,743	57,921,380
BNY Mellon High Yield Fund, Cl. I (a)	5,889,074	31,859,889
		110,759,195
Foreign Fixed Income — 22.5%
BNY Mellon Global Dynamic Bond Income Fund, Cl. Y (a)	2,702,319	29,563,366
TCW Emerging Markets Income Fund, Cl. I	3,670,212	24,186,699
		53,750,065
Municipal Bond — 29.8%
BNY Mellon Municipal Opportunities Fund, Cl. M (a)	5,674,672	70,990,150
Total Investments (cost $231,362,330)	98.8%	235,499,410
Cash and Receivables (Net)	1.2%	2,835,466
Net Assets	100.0%	238,334,876

(a)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 10/31/2023	Purchases ($)	Sales ($)	Net Realized Gain (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Value ($) 10/31/2024	Dividends/ Distributions ($)
Domestic Fixed Income - 46.5%
BNY Mellon Corporate Bond Fund, Cl. M - 8.8%	23,350,920	7,987,697	(12,306,343)	(536,274)	2,481,926	20,977,926	955,206
BNY Mellon Floating Rate Income Fund, Cl. Y - 24.3%	63,724,344	23,559,492	(30,765,856)	(2,027,114)	3,430,514	57,921,380	5,978,267
BNY Mellon High Yield Fund, Cl. I - 13.4%	34,094,634	12,305,145	(17,092,143)	(1,106,934)	3,659,187	31,859,889	2,546,240
Foreign Fixed Income - 12.4%
BNY Mellon Global Dynamic Bond Income Fund, Cl. Y - 12.4%	34,337,658	10,419,591	(17,775,828)	(2,245,095)	4,827,040	29,563,366	261,549
Municipal Bond - 29.8%
BNY Mellon Municipal Opportunities Fund, Cl. M - 29.8%	79,105,062	27,781,954	(43,755,885)	(1,261,595)	9,120,614	70,990,150	2,785,071
Total - 88.7%	234,612,618	82,053,879	(121,696,055)	(7,177,012)	23,519,281	211,312,711	12,526,333
See notes to financial statements.
3

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2024
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	22,201,907	24,186,699
Affiliated issuers	209,160,423	211,312,711
Cash		2,575,808
Dividends receivable		590,124
Receivable for investment securities sold		200,596
Receivable for shares of Common Stock subscribed		25
Prepaid expenses		28,224
		238,894,187
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		2,295
Payable for investment securities purchased		467,171
Payable for shares of Common Stock redeemed		24,425
Directors’ fees and expenses payable		5,647
Other accrued expenses		59,773
		559,311
Net Assets ($)		238,334,876
Composition of Net Assets ($):
Paid-in capital		275,355,271
Total distributable earnings (loss)		(37,020,395)
Net Assets ($)		238,334,876

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	291,337	161,133	13,212,091	224,670,315
Shares Outstanding	25,799	14,278	1,166,236	19,849,360
Net Asset Value Per Share ($)	11.29	11.29	11.33	11.32
See notes to financial statements.
4

STATEMENT OF OPERATIONS
Year Ended October 31, 2024

Investment Income ($):
Income:
Dividends:
Unaffiliated issuers	1,476,231
Affiliated issuers	12,526,333
Interest	143,269
Total Income	14,145,833
Expenses:
Professional fees	89,039
Registration fees	76,961
Directors’ fees and expenses—Note 3(d)	31,904
Prospectus and shareholders’ reports	17,006
Chief Compliance Officer fees—Note 3(c)	16,876
Shareholder servicing costs—Note 3(c)	8,418
Loan commitment fees—Note 2	6,219
Interest expense—Note 2	5,826
Custodian fees—Note 3(c)	1,713
Distribution fees—Note 3(b)	1,256
Miscellaneous	28,659
Total Expenses	283,877
Less—reduction in fees due to earnings credits—Note 3(c)	(344)
Net Expenses	283,533
Net Investment Income	13,862,300
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on unaffiliated issuers investments	(2,703,974)
Net realized gain (loss) on affiliated issuers investments	(7,177,012)
Net Realized Gain (Loss)	(9,880,986)
Net change in unrealized appreciation (depreciation) on unaffiliated issuers investments	6,025,180
Net change in unrealized appreciation (depreciation) on affiliated issuers investments	23,519,281
Net Change in Unrealized Appreciation (Depreciation)	29,544,461
Net Realized and Unrealized Gain (Loss) on Investments	19,663,475
Net Increase in Net Assets Resulting from Operations	33,525,775
See notes to financial statements.
5

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2024	2023
Operations ($):
Net investment income	13,862,300	16,645,990
Net realized gain (loss) on investments	(9,880,986)	(3,202,676)
Net change in unrealized appreciation (depreciation) on investments	29,544,461	3,909,918
Net Increase (Decrease) in Net Assets Resulting from Operations	33,525,775	17,353,232
Distributions ($):
Distributions to shareholders:
Class A	(14,896)	(17,719)
Class C	(6,727)	(8,585)
Class I	(602,036)	(540,137)
Class Y	(13,298,157)	(16,696,989)
Total Distributions	(13,921,816)	(17,263,430)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	42,463	780
Class I	6,822,413	7,542,182
Class Y	131,709,776	163,819,480
Distributions reinvested:
Class A	11,288	13,630
Class C	5,835	7,558
Class I	579,852	523,635
Class Y	781,327	1,036,656
Cost of shares redeemed:
Class A	(86,231)	(33,925)
Class C	(24,012)	(18,724)
Class I	(6,230,095)	(5,275,926)
Class Y	(182,545,670)	(189,926,077)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(48,933,054)	(22,310,731)
Total Increase (Decrease) in Net Assets	(29,329,095)	(22,220,929)
Net Assets ($):
Beginning of Period	267,663,971	289,884,900
End of Period	238,334,876	267,663,971
6

	Year Ended October 31,
	2024	2023
Capital Share Transactions (Shares):
Class A
Shares sold	3,819	72
Shares issued for distributions reinvested	1,017	1,266
Shares redeemed	(7,636)	(3,135)
Net Increase (Decrease) in Shares Outstanding	(2,800)	(1,797)
Class C
Shares issued for distributions reinvested	527	703
Shares redeemed	(2,169)	(1,734)
Net Increase (Decrease) in Shares Outstanding	(1,642)	(1,031)
Class I(a)
Shares sold	609,852	695,232
Shares issued for distributions reinvested	52,097	48,501
Shares redeemed	(559,222)	(487,349)
Net Increase (Decrease) in Shares Outstanding	102,727	256,384
Class Y(a)
Shares sold	11,988,936	15,127,197
Shares issued for distributions reinvested	70,323	96,125
Shares redeemed	(16,453,907)	(17,543,849)
Net Increase (Decrease) in Shares Outstanding	(4,394,648)	(2,320,527)

(a)
During the period ended October 31, 2024, 255,479 Class Y shares representing $2,840,510 were exchanged for 255,240 Class I shares and during the period ended October 31, 2023, 340,063 Class Y shares representing $3,675,405 were exchanged for 339,790 Class I shares.

See notes to financial statements.
7

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended October 31,
Class A Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	10.54	10.55	12.34	12.06	12.29
Investment Operations:
Net investment income(a)	.51	.56	.35	.36	.42
Net realized and unrealized gain (loss) on investments	.75	.01	(1.79)	.28	(.21 )
Total from Investment Operations	1.26	.57	(1.44)	.64	.21
Distributions:
Dividends from net investment income	(.51 )	(.58 )	(.35 )	(.36 )	(.44 )
Net asset value, end of period	11.29	10.54	10.55	12.34	12.06
Total Return (%)(b)	12.16	5.32	(11.80)	5.30	1.75
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(c)	.69	.64	.60	.53	.49
Ratio of net expenses to average net assets(c)	.69	.64	.60	.53	.49
Ratio of net investment income to average net assets(c)	4.58	5.18	3.03	2.88	3.47
Portfolio Turnover Rate	35.00	28.91	34.02	10.58	8.41
Net Assets, end of period ($ x 1,000)	291	301	321	417	564

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Amounts do not include the expenses of the underlying funds.
See notes to financial statements.
8

	Year Ended October 31,
Class C Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	10.53	10.54	12.33	12.05	12.29
Investment Operations:
Net investment income(a)	.45	.50	.27	.24	.34
Net realized and unrealized gain (loss) on investments	.76	.00 (b)	(1.78)	.33	(.21 )
Total from Investment Operations	1.21	.50	(1.51)	.57	.13
Distributions:
Dividends from net investment income	(.45 )	(.51 )	(.28 )	(.29 )	(.37 )
Net asset value, end of period	11.29	10.53	10.54	12.33	12.05
Total Return (%)(c)	11.61	4.67	(12.38)	4.73	1.10
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(d)	1.27	1.25	1.24	1.23	1.11
Ratio of net expenses to average net assets(d)	1.27	1.25	1.24	1.23	1.11
Ratio of net investment income to average net assets(d)	4.00	4.57	2.30	2.02	2.88
Portfolio Turnover Rate	35.00	28.91	34.02	10.58	8.41
Net Assets, end of period ($ x 1,000)	161	168	179	105	24

(a)	Based on average shares outstanding.
(b)	Amount represents less than $.01 per share.
(c)	Exclusive of sales charge.
(d)	Amounts do not include the expenses of the underlying funds.
See notes to financial statements.
9

FINANCIAL HIGHLIGHTS (continued)

	Year Ended October 31,
Class I Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	10.57	10.58	12.37	12.09	12.32
Investment Operations:
Net investment income(a)	.57	.60	.40	.40	.47
Net realized and unrealized gain (loss) on investments	.76	.03	(1.78)	.29	(.22 )
Total from Investment Operations	1.33	.63	(1.38)	.69	.25
Distributions:
Dividends from net investment income	(.57 )	(.64 )	(.41 )	(.41 )	(.48 )
Net asset value, end of period	11.33	10.57	10.58	12.37	12.09
Total Return (%)	12.82	5.84	(11.34)	5.74	2.13
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(b)	.15	.14	.12	.11	.11
Ratio of net expenses to average net assets(b)	.15	.13	.12	.11	.11
Ratio of net investment income to average net assets(b)	5.12	5.56	3.50	3.23	3.85
Portfolio Turnover Rate	35.00	28.91	34.02	10.58	8.41
Net Assets, end of period ($ x 1,000)	13,212	11,238	8,540	11,095	9,877

(a)	Based on average shares outstanding.
(b)	Amounts do not include the expenses of the underlying funds.
See notes to financial statements.
10

	Year Ended October 31,
Class Y Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	10.56	10.57	12.36	12.08	12.31
Investment Operations:
Net investment income(a)	.58	.63	.41	.41	.48
Net realized and unrealized gain (loss) on investments	.76	.00 (b)	(1.79)	.28	(.22 )
Total from Investment Operations	1.34	.63	(1.38)	.69	.26
Distributions:
Dividends from net investment income	(.58 )	(.64 )	(.41 )	(.41 )	(.49 )
Net asset value, end of period	11.32	10.56	10.57	12.36	12.08
Total Return (%)	12.88	5.90	(11.32)	5.78	2.18
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(c)	.10	.09	.09	.08	.06
Ratio of net expenses to average net assets(c)	.10	.09	.08	.08	.06
Ratio of net investment income to average net assets(c)	5.19	5.78	3.56	3.33	3.96
Portfolio Turnover Rate	35.00	28.91	34.02	10.58	8.41
Net Assets, end of period ($ x 1,000)	224,670	255,957	280,845	269,094	314,130

(a)	Based on average shares outstanding.
(b)	Amount represents less than $.01 per share.
(c)	Amounts do not include the expenses of the underlying funds.
See notes to financial statements.
11

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon Yield Enhancement Strategy Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds II, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek high current income. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 500 million shares of $.001 par value Common Stock. The fund currently has authorized four classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (100 million shares authorized) and Class Y (200 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
As of October 31, 2024, MBC Investments Corporation, an indirect subsidiary of BNY, held 2,000 Class A shares and 2,000 Class C shares of the fund.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to the series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
12

NOTES TO FINANCIAL STATEMENTS (continued)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value heirarchy.
The following is a summary of the inputs used as of October 31, 2024 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Investment Companies	235,499,410	—	—	235,499,410

†	See Statement of Investments for additional detailed categorizations, if any.
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
(c) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(d) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Allocation Risk: The ability of the fund to achieve its investment goal depends, in part, on the ability of the Adviser to allocate effectively the fund’s assets among the investment strategies and the underlying funds.  There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal.
Exchange Traded Funds (“ETF”) And Other Investment Company Risk: To the extent the fund invests in pooled investment vehicles, such as ETFs and other investment companies, the fund will be affected by the investment policies, practices and performance of such entities proportion to the amount of assets the fund has invested therein. The risks of investing in other investment companies, including ETFs, typically reflect the risks associated with the types of instruments in which the investment companies invest. When the fund invests in an ETF or other investment company, shareholders of the fund will bear indirectly their proportionate share of the expenses of the ETF or other investment company (including management fees) in addition to the expenses of the fund.
(e) Dividends and distributions to shareholders:  Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
13

NOTES TO FINANCIAL STATEMENTS (continued)
As of and during the period ended October 31, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2024, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended October 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At October 31, 2024, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $642,104, accumulated capital losses $31,885,642 and unrealized depreciation $5,776,857.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2024. The fund has $3,338,009 of short-term capital losses and $28,547,633 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal years ended October 31, 2024 and October 31, 2023 were as follows: ordinary income $11,194,029 and $14,240,790, and tax-exempt income $2,727,787 and $3,022,640, respectively.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.
During the period ended October 31, 2024, the fund was charged $5,826 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended October 31, 2024 was approximately $91,257 with a related weighted average annualized interest rate of 6.38%. As of October 31, 2024, the fund has no outstanding loan balance from either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, there is no management fee paid to the Adviser. The fund may invest in other affiliated mutual funds advised by the Adviser and unaffiliated open-end funds, closed-end funds and exchange-traded funds. All fees and expenses of the underlying funds are reflected in the underlying fund’s net asset value.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended October 31, 2024, Class C shares were charged $1,256 pursuant to the Distribution Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2024, Class A and Class C shares were charged $807 and $419, respectively, pursuant to the Shareholder Services Plan.
Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.
14

NOTES TO FINANCIAL STATEMENTS (continued)
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agent and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2024, the fund was charged $3,367 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $344.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2024, the fund was charged $1,713 pursuant to the custody agreement.
During the period ended October 31, 2024, the fund was charged $16,876 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statements of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: , Distribution Plan fees of $104, Shareholder Services Plan fees of $97, Custodian fees of $469, Chief Compliance Officer fees of $1,082 and Transfer Agent fees of $543.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2024, amounted to $91,797,266 and $135,829,626, respectively.
At October 31, 2024, the cost of investments for federal income tax purposes was $241,276,267; accordingly, accumulated net unrealized depreciation on investments was $5,776,857, consisting of $4,137,080 gross unrealized appreciation and $9,913,937 gross unrealized depreciation.
15

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of BNY Mellon Yield Enhancement Strategy Fund and Board of Directors of BNY Mellon Investment Funds II, Inc.:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Yield Enhancement Strategy Fund (the Fund), a series of BNY Mellon Investment Funds II, Inc., including the statement of investments, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more BNY Mellon Investment Adviser, Inc. investment companies since 1994.
New York, New York
December 20, 2024
16

IMPORTANT TAX INFORMATION (Unaudited)
In accordance with federal tax law, the fund hereby reports $2,727,787 as “exempt interest dividends paid” during its fiscal year ended October 31, 2024. Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s tax-exempt dividends paid for the 2024 calendar year on Form 1099-DIV, which will be mailed in early 2025. For federal tax purposes, the fund reports the maximum amount allowable but not less than 70.32% as interest-related dividends in accordance with Sections 871(k)(1) and881(e) of the Internal Revenue Code.
17

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
18

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
19

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Directors fees paid by the fund are within Item 7. Statement of Operations as Directors’ fees and expenses.
20

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A
21

© 2024 BNY Mellon Securities Corporation
Code-6327NCSRAR1024

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Funds II, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: December 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: December 18, 2024

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: December 18, 2024

EXHIBIT INDEX

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)